Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000123807 | South Street Securities8262763
Holdings [Line Items]
Percent of Total Investments	1.50%
C000123807 | Exelixis8263306
Holdings [Line Items]
Percent of Total Investments	1.40%
C000123807 | CNO Financial Group8263401
Holdings [Line Items]
Percent of Total Investments	1.30%
C000123807 | Associated Banc-Corp8262823
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123807 | MGIC Investment8262924
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123807 | Berry Global Group8263344
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123807 | Ingredion8262867
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123807 | Mueller Industries8262932
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123807 | Group 1 Automotive8263201
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123807 | Ryder System8263064
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123807 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123807 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123807 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000123807 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123807 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000123807 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000123807 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000123807 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000123807 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000123807 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000123807 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000123807 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000142891 | South Street Securities8262763
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142891 | Exelixis8263306
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142891 | CNO Financial Group8263401
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142891 | Associated Banc-Corp8262823
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142891 | MGIC Investment8262924
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142891 | Berry Global Group8263344
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142891 | Ingredion8262867
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142891 | Mueller Industries8262932
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142891 | Group 1 Automotive8263201
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142891 | Ryder System8263064
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142891 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142891 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142891 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142891 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142891 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142891 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000142891 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000142891 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000142891 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000142891 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000142891 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000142891 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.30%